NET INCOME PER SHARE (Tables)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of computation of basic and diluted net income attributable to common stockholders

Three Months
Ended March 31,
2021
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$15,212
Unrealized loss on marketable securities held in Trust Account	(3,071)
Net Income allocable to shares subject to redemption	$12,141
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	17,950,991
Basic and diluted net income per share	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net income minus Net Earnings
Net Income	$6,258,699
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(12,141)
Non-Redeemable Net Income	$6,246,558
Denominator: Weighted Average Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding	8,955,259
Basic and diluted net income per share	$0.70

For the
Period
from
August 14, 2020
(Inception)
through
December 31,
2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$18,493
Unrealized gain on marketable securities held in Trust Account	2,967
Net Income allocable to shares subject to redemption	$21,460
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	18,321,541
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(7,620,693)
Less: Net income allocable to Class A common stock subject to possible redemption	(21,460)
Non-Redeemable Net Loss	$(7,642,153)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	6,764,617
Basic and diluted net loss per share	$(1.13)

OLD PlayStudios, Inc.
Schedule of computation of basic and diluted net income attributable to common stockholders

The following table sets forth the computation of basic and diluted net income attributable to common stockholders per share (in thousands except share and per share data):

	Three Months Ended March 31,
	2021	2020
Net income attributable to common stockholders-basic
Net income	$5,918	$5,492
Income allocated to participating preferred stock	(4,000)	(3,838)
Net income attributable to common stockholders - basic	$1,918	$1,654
Net income attributable to common stockholders-diluted
Net income	$5,918	$5,492
Income allocated to participating preferred stock	(3,819)	(3,763)
Net income attributable to common stockholders - diluted	$2,099	$1,729
Weighted average shares of common stock outstanding
Basic weighted average shares of common stock outstanding	239,946	236,367
Dilutive effect of weighted average Series A warrants	539	483
Dilutive effect of weighted average Series B warrants	1,167	715
Dilutive effect of weighted average Series C-1 warrants	1,938	936
Dilutive effect of weighted average Series C warrants	397	—
Dilutive effect of weighted average stock options	61,020	25,822
Dilutive weighted average shares of common stock outstanding	305,007	264,323
Net income attributable to common stockholders per share
Basic	$0.01	$0.01
Diluted	$0.01	$0.01

The following table sets forth the computation of basic and diluted net income attributable to common stockholders per share (in thousands except share and per share data):

	Year Ended December 31,
	2020	2019	2018
Net income attributable to common stockholders-basic
Net income	$12,807	$13,614	$2,822
Deemed contribution related to redemption of preferred NCI	—	—	5,632
Income allocated to participating preferred stock	(6,822)	(7,174)	(5,087)

Net income attributable to common stockholders - basic	$5,985	$6,440	$3,367
Net income attributable to common stockholders-diluted
Net income	$12,807	$13,614	$2,822
Deemed contribution related to redemption of preferred NCI(1)	—	—	5,632
Income allocated to participating preferred stock	(6,387)	(6,945)	(4,977)
Net income attributable to common stockholders - diluted	$6,420	$6,669	$3,477
Weighted average shares of common stock outstanding
Basic weighted average shares of common stock outstanding	236,118,856	234,070,277	229,409,649
Dilutive effect of weighted average Series A warrants	509,959	466,040	452,308
Dilutive effect of weighted average Series B warrants	930,400	579,050	469,189
Dilutive effect of weighted average Series C-1 warrants	1,413,452	633,290	389,348
Dilutive effect of weighted average Series C warrants	142,960	—	—
Dilutive effect of weighted average stock options	43,951,931	19,704,926	17,459,421
Dilutive weighted average shares of common stock outstanding	283,067,558	255,453,583	248,179,915
Net income attributable to common stockholders per share
Basic	$0.03	$0.03	$0.01
Diluted	$0.02	$0.03	$0.01
(1)

As further discussed in Note 13, the Company purchased Resort World’s noncontrolling interest in International on December 3, 2018. The excess carrying value of the redeemed preferred stock over the fair value of the purchase price paid was treated as a deemed contribution.

Schedule of anti-dlituve securities

The following equity awards outstanding at the end of each period presented have been excluded from the computation of diluted net income per share of common stock for the periods presented due to their antidilutive effect:

	Three Months Ended March 31,
	2021	2020
Series C warrants	—	617
Series B warrants(2)	1,232	1,232
Stock options	885	20,053

A portion of the Series B warrants were excluded from the diluted net income per share calculation because they are only exercisable upon a change in control or an IPO.

	Year Ended December 31,
	2020	2019	2018
Series C warrants	—	617,192	617,192
Series B warrants(2)	1,231,872	1,231,872	1,231,872
Stock options	340,000	27,796,684	36,020,008

(2)   A portion of the Series B warrants were excluded from the diluted net income per share calculation because they are only exercisable upon a change in control or an IPO.